Financial Risk Management Objectives and Policies - Assets and Liabilities not Measured at a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [Line Items]
Carrying Amount	$ 2,013,099	$ 2,337,955
Fair Value	2,005,999	2,336,114
Other long-term debt
Disclosure of financial assets and liabilities [Line Items]
Carrying Amount	2,013,099	2,337,955
Fair Value	$ 2,005,999	$ 2,336,114